Income Taxes - Summary of Company's Income Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current expense:
Federal	$ 361	$ 671	$ 352
State	81	204	104
Total current expense	442	875	456
Deferred benefit:
Federal	(8,790)	(13,124)	(10,232)
State	(5,699)	(4,547)	(5,304)
Total deferred benefit	(14,489)	(17,671)	(15,536)
Total benefit from income taxes	$ (14,047)	$ (16,796)	$ (15,080)